INVENTORY (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INVENTORIES
As at	March 31, 2026	December 31, 2025
Finished goods	$5,351,788	$2,233,225
Work in process	97,476	107,287
Raw materials	2,262,548	1,562,627
	$7,711,812	$3,903,139

SCHEDULE OF COST OF SALES

Cost of sales consist of the following:

For the three months ended	March 31, 2026	March 31, 2025
Inventory	$1,833,250	$1,071,164
Consulting and services	34,357	24,389
Other	96,985	142,074
	$1,964,592	$1,237,627